Condensed Statements of Cash Flows (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities:
Net cash (used in) provided by operating activities	$ (47,188)	$ 28,724	$ 42,965	$ (28,717)	$ (22,371)
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	(591,011)	(20,021)	(30,023)	0	0
Investment in joint venture	(28,130)	0
Cash paid to acquire non-marketable securities	0	(20,000)	(20,000)	0	0
Loans to subsidiaries	0	0	0
Net intercompany advances and repayments	0	0		0
Repayments from subsidiaries	0
Investment in subsidiaries	0
Notes receivable to non-guarantor	0
Repayments of notes receivable from non-guarantor	0
Investment in consolidated subsidiary				0	0
Proceeds from sale of joint venture			0	0	9,700
Deposits	(516)	2,946	2,897	(26,200)	0
Capital expenditures	(644,683)	(160,917)	(302,180)	(33,129)	(7,285)
Other investing activities	(4,953)	(19)	84	102
Proceeds from sale of assets			35	9	5
Net cash used in investing activities	(1,259,387)	(197,973)	(349,390)	(59,431)	2,420
Cash flows provided by financing activities:
Capital contributions	390,225	0	0	15,000	18,004
Capital contributions from parent company	0			0	0
Repayments of short-term borrowings-related party	0	(2,343)	(3,150)	(1,107)	0
Repayments of debt	(228,431)	(5,447)	(4,428)	0	0
Borrowing from parent	0	0	0
Repayments to parent	0
Notes receivable from guarantor	0
Repayments of notes receivable from guarantor	0
Net proceeds from sale of preferred stock	0	199,642	199,642	0	0
Net proceeds from sale of common stock	132,471	0		378,633
Proceeds from exercise of options			0	300	50
Proceeds from short-term borrowing--related party			0	5,008	6,637
Issuance of 10% Senior Secured Notes	635,373	0
Issuance of Convertible Notes			223,100	0	0
Payments of preferred dividends	(8,539)	(6,167)	(9,015)	0	0
Proceeds from debt	9,456	6,337	5,131	0	0
Net cash provided by financing activities	1,322,936	415,122	411,280	397,649	24,691
Other financing activities	(3,331)	0		(185)
Effect of exchange rate changes on cash	809	(348)	(2,430)	0	0
Net change in cash and cash equivalents	17,170	245,525	102,425	309,501	4,740
Cash and cash equivalents at beginning of the period	418,855	316,430	316,430	6,929	2,189
Cash and cash equivalents at end of period	436,025	561,955	418,855	316,430	6,929
Parent
Cash flows from operating activities:
Net cash (used in) provided by operating activities	17,094	(1,957)	903	(187)	0
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	0	0	0
Cash paid to acquire non-marketable securities		0	0
Loans to subsidiaries	683,063	(20,161)	(49,430)
Net intercompany advances and repayments	792,709	(179,699)	(290,633)	(43,931)
Repayments from subsidiaries	(34,327)
Investment in subsidiaries	350,000
Notes receivable to non-guarantor	0
Repayments of notes receivable from non-guarantor	0
Investment in consolidated subsidiary				(15,000)	(10,000)
Proceeds from sale of joint venture					0
Deposits	0	16,449	16,449	(18,200)
Capital expenditures	0	0	0	0	0
Other investing activities	0	0	0	0
Proceeds from sale of assets					0
Net cash used in investing activities	(1,791,445)	(183,411)	(323,614)	(77,131)	(10,000)
Cash flows provided by financing activities:
Capital contributions	390,225			15,000	10,000
Capital contributions from parent company	0			0	0
Repayments of short-term borrowings-related party		0	0	0
Repayments of debt	0	0	0
Borrowing from parent	0	0	0
Repayments to parent	0
Notes receivable from guarantor	0
Repayments of notes receivable from guarantor	0
Net proceeds from sale of preferred stock		199,642	199,642
Net proceeds from sale of common stock	132,471			378,633
Proceeds from exercise of options				300	0
Proceeds from short-term borrowing--related party				0	0
Issuance of 10% Senior Secured Notes	635,373
Issuance of Convertible Notes			223,100
Payments of preferred dividends	(8,539)	(6,167)	(9,015)
Proceeds from debt	0	0	0
Net cash provided by financing activities	1,542,305	416,575	413,727	393,748	10,000
Other financing activities	(2,937)			(185)
Effect of exchange rate changes on cash	0	0	0
Net change in cash and cash equivalents	(232,046)	231,207	91,016	316,430	0
Cash and cash equivalents at beginning of the period	407,446	316,430	316,430	0	0
Cash and cash equivalents at end of period	175,400	547,637	407,446	316,430	0
Guarantor Subsidiaries
Cash flows from operating activities:
Net cash (used in) provided by operating activities	(95,576)	28,085	44,211	(28,530)	(22,371)
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	0	(20,126)	(30,128)
Investment in joint venture	(28,130)
Cash paid to acquire non-marketable securities		(20,000)	(20,000)
Loans to subsidiaries	0	0	0
Net intercompany advances and repayments	(680,966)	180,374	290,001	43,931
Repayments from subsidiaries	0
Investment in subsidiaries	0
Notes receivable to non-guarantor	227,512
Repayments of notes receivable from non-guarantor	(100,000)
Investment in consolidated subsidiary				0	0
Proceeds from sale of joint venture					9,700
Deposits	(516)	(13,503)	(13,552)	(8,000)
Capital expenditures	(628,407)	(157,037)	(294,010)	(33,129)	(7,285)
Other investing activities	0	0	(16)	102
Proceeds from sale of assets					5
Net cash used in investing activities	(103,599)	(30,292)	(67,673)	2,700	2,420
Cash flows provided by financing activities:
Capital contributions	0			0	8,004
Capital contributions from parent company	0			15,000	10,000
Repayments of short-term borrowings-related party		(2,343)	(3,150)	(1,107)
Repayments of debt	(870)	0	0
Borrowing from parent	(227,512)	8,124	37,370
Repayments to parent	34,327
Notes receivable from guarantor	0
Repayments of notes receivable from guarantor	0
Net proceeds from sale of preferred stock		0	0
Net proceeds from sale of common stock	0			0
Proceeds from exercise of options				0	50
Proceeds from short-term borrowing--related party				5,008	6,637
Issuance of 10% Senior Secured Notes	0
Issuance of Convertible Notes			0
Payments of preferred dividends	0	0	0
Proceeds from debt	0	0	0
Net cash provided by financing activities	192,247	5,781	34,220	18,901	24,691
Other financing activities	(68)			0
Effect of exchange rate changes on cash	0	0	0
Net change in cash and cash equivalents	(6,928)	3,574	10,758	(6,929)	4,740
Cash and cash equivalents at beginning of the period	10,758	0	0	6,929	2,189
Cash and cash equivalents at end of period	3,830	3,574	10,758	0	6,929
Non-Guarantor Subsidiaries
Cash flows from operating activities:
Net cash (used in) provided by operating activities	31,294	2,596	(2,149)
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	(591,011)	105	105
Investment in joint venture	0
Cash paid to acquire non-marketable securities		0	0
Loans to subsidiaries	0	0	0
Net intercompany advances and repayments	(111,743)	(675)	632
Repayments from subsidiaries	0
Investment in subsidiaries	0
Notes receivable to non-guarantor	0
Repayments of notes receivable from non-guarantor	0
Deposits	0	0	0
Capital expenditures	(16,276)	(3,880)	(8,170)
Other investing activities	(4,953)	(19)	100
Net cash used in investing activities	(490,591)	(4,431)	(7,533)
Cash flows provided by financing activities:
Capital contributions	0
Capital contributions from parent company	350,000
Repayments of short-term borrowings-related party		0	0
Repayments of debt	(227,561)	(5,447)	(4,428)
Borrowing from parent	(455,551)	12,037	12,060
Repayments to parent	0
Notes receivable from guarantor	227,512
Repayments of notes receivable from guarantor	(100,000)
Net proceeds from sale of preferred stock		0	0
Net proceeds from sale of common stock	0
Issuance of 10% Senior Secured Notes	0
Issuance of Convertible Notes			0
Payments of preferred dividends	0	0	0
Proceeds from debt	9,456	6,337	5,131
Net cash provided by financing activities	714,632	12,927	12,763
Other financing activities	(326)
Effect of exchange rate changes on cash	809	(348)	(2,430)
Net change in cash and cash equivalents	256,144	10,744	651
Cash and cash equivalents at beginning of the period	651	0	0
Cash and cash equivalents at end of period	256,795	10,744	651
Eliminations
Cash flows from operating activities:
Net cash (used in) provided by operating activities	0	0	0	0	0
Cash flows from investing activities:
Cash paid in connection with acquisitions, net of cash acquired	0	0	0
Investment in joint venture	0
Cash paid to acquire non-marketable securities		0	0
Loans to subsidiaries	(683,063)	20,161	49,430
Net intercompany advances and repayments	0	0	0	0
Repayments from subsidiaries	34,327
Investment in subsidiaries	(350,000)
Notes receivable to non-guarantor	(227,512)
Repayments of notes receivable from non-guarantor	100,000
Investment in consolidated subsidiary				15,000	10,000
Proceeds from sale of joint venture					0
Deposits	0	0	0	0
Capital expenditures	0	0	0	0	0
Other investing activities	0	0	0	0
Proceeds from sale of assets					0
Net cash used in investing activities	1,126,248	20,161	49,430	15,000	10,000
Cash flows provided by financing activities:
Capital contributions	0			0	0
Capital contributions from parent company	(350,000)			(15,000)	(10,000)
Repayments of short-term borrowings-related party		0	0	0
Repayments of debt	0	0	0
Borrowing from parent	683,063	(20,161)	(49,430)
Repayments to parent	(34,327)
Notes receivable from guarantor	(227,512)
Repayments of notes receivable from guarantor	100,000
Net proceeds from sale of preferred stock		0	0
Net proceeds from sale of common stock	0			0
Proceeds from exercise of options				0	0
Proceeds from short-term borrowing--related party				0	0
Issuance of 10% Senior Secured Notes	0
Issuance of Convertible Notes			0
Payments of preferred dividends	0	0	0
Proceeds from debt	0	0	0
Net cash provided by financing activities	(1,126,248)	(20,161)	(49,430)	(15,000)	(10,000)
Other financing activities	0			0
Effect of exchange rate changes on cash	0	0	0
Net change in cash and cash equivalents	0	0	0	0	0
Cash and cash equivalents at beginning of the period	0	0	0	0	0
Cash and cash equivalents at end of period	0	0	0	0	0
6.00% Convertible Notes
Cash flows provided by financing activities:
Issuance of Convertible Notes	395,712	0
6.00% Convertible Notes | Parent
Cash flows provided by financing activities:
Issuance of Convertible Notes	395,712
6.00% Convertible Notes | Guarantor Subsidiaries
Cash flows provided by financing activities:
Issuance of Convertible Notes	0
6.00% Convertible Notes | Non-Guarantor Subsidiaries
Cash flows provided by financing activities:
Issuance of Convertible Notes	0
6.00% Convertible Notes | Eliminations
Cash flows provided by financing activities:
Issuance of Convertible Notes	0
3.25% Convertible Notes
Cash flows provided by financing activities:
Issuance of Convertible Notes	0	223,100
3.25% Convertible Notes | Parent
Cash flows provided by financing activities:
Issuance of Convertible Notes		223,100
3.25% Convertible Notes | Guarantor Subsidiaries
Cash flows provided by financing activities:
Issuance of Convertible Notes		0
3.25% Convertible Notes | Non-Guarantor Subsidiaries
Cash flows provided by financing activities:
Issuance of Convertible Notes		0
3.25% Convertible Notes | Eliminations
Cash flows provided by financing activities:
Issuance of Convertible Notes		$ 0